UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21767

Alternative Investment Partners Absolute Return Fund

(Exact name of registrant as specified in charter)

One Tower Bridge

100 Front Street, Suite 1100

West Conshohocken, PA 19428

(Address of principal executive offices) (Zip Code)

Amy Doberman, Esq.

Morgan Stanley Investment Management Inc.

522 Fifth Avenue

New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 610-260-7600

Date of fiscal year end: December 31

Date of reporting period: June 30, 2008

Item 1.	Proxy Voting Record.

The registrant was entitled to vote at three shareholder’s meeting held during the period covered by this report:

(a)	The name of the issuer of the portfolio security: Sandelman Partners Multi Strategy Fund, LP

(b)	The exchange ticker symbol of the portfolio security: Not applicable.

(c)	The Council on Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security: Not applicable.

(d)	The shareholder meeting date: 16 June 2008

(e)	A brief description of the matter voted on: Manager presented a proposal where by Limited Partners would give up their right to redeem their interests.

(f)	Whether the matter was proposed by the issuer or by a security holder: The matter was proposed by the issuer.

(g)	Whether the registrant cast its vote on the matter. A vote was cast.

(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors): Registrant voted against the proposal.

(i)	Whether the registrant cast its vote for or against management: Registrant voted against management.

(a)	The name of the issuer of the portfolio security: Atlas Advantage Fund LP

(b)	The exchange ticker symbol of the portfolio security: Not applicable.

(c)	The Council on Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security: Not applicable.

(d)	The shareholder meeting date: 30 January 2008

(e)	A brief description of the matter voted on: Manager was seeking approval to change the liquidity from semi-annually with 45 days notice to quarterly with 45 days notice.

(f)	Whether the matter was proposed by the issuer or by a security holder: The matter was proposed by the issuer.

(g)	Whether the registrant cast its vote on the matter. A vote was cast.

(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors): Registrant voted for the proposal.

(i)	Whether the registrant cast its vote for or against management: Registrant cast its vote for management.

(j)	Whether the registrant cast its vote for or against management: Registrant voted against management.

(a)	The name of the issuer of the portfolio security: Laxey Investors L.P.

(b)	The exchange ticker symbol of the portfolio security: Not applicable.

(c)	The Council on Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security: Not applicable.

(d)	The shareholder meeting date: 31 August 2007

(e)	A brief description of the matter voted on: Manager was seeking consent from limited partners to move the notice period for redemptions from 7 days to 30 days.

(f)	Whether the matter was proposed by the issuer or by a security holder: The matter was proposed by the issuer.

(g)	Whether the registrant cast its vote on the matter. A vote was cast.

(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors): Registrant voted for the proposal.

(i)	Whether the registrant cast its vote for or against management: Registrant cast its vote for management.

Pursuant to the requirements of the Investment Company Act of 1940, the registrant had duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALTERNATIVE INVESTMENT PARTNERS ABSOLUTE RETURN FUND

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer

Date: August 26, 2008